S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Mar. 27, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Consideration to be Received by, and Securities to be Issued to, the Sponsor and its Affiliates

Set forth below is a summary of the terms and amount of the consideration received or to be received by the Sponsor and its Affiliates in connection with the Business Combination, the amount of securities issued or to be issued by Pubco to the Sponsor and the price paid or to be paid or consideration provided for such securities or any related financing transaction.

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor

The Sponsor will receive 3,500,000 Pubco Ordinary Shares in exchange for its 3,500,000 CAEP Founder Shares (after accounting for the surrender by the Sponsor and cancellation of 3,400,000 of the 6,900,000 CAEP Founder Shares it holds today immediately prior to, and subject to the consummation of, the Cayman Merger); provided that 1,500,000 of such Pubco Ordinary Shares will be subject to the Sponsor Earnout Conditions

$25,000 paid to purchase the 6,900,000 CAEP Founder Shares
	The Sponsor will receive 580,000 Pubco Ordinary Shares in exchange for its 580,000 CAEP Private Placement Shares	$5,800,000 paid to purchase the 580,000 CAEP Private Placement Shares
Additional Pubco Ordinary Shares in exchange for CAEP Class A Ordinary Shares and/or cash

Amounts outstanding at Closing under (a) the Sponsor Loan will be repaid by the issuance of CAEP Class A Ordinary Shares at $10.00 per share and (b) all other loans (other than the Sponsor Loan) will be repaid in cash

CF&Co.

$10,380,000 in cash

Approximately $24.235 million in cash, being equal to 1.5% of the enterprise value of AIR less $2 million, which fee will be reduced by an amount equal to the lesser of (i) $1.98 million and (ii) the product of: (x) 5.5%, (y) $10.00 and (z) the number of Public Shares redeemed in connection with the Transactions

Services pursuant to the Business Combination Marketing Agreement Services pursuant to the CF&Co. M&A Engagement Letter

Because the Sponsor acquired the 3,500,000 CAEP Founder Shares (after accounting for the surrender by the Sponsor and cancellation of 3,400,000 CAEP Founder Shares immediately prior to the Cayman Merger) at a nominal price, Public Shareholders will incur substantial and immediate dilution upon the Closing of the Business Combination. See the sections titled “Summary of the Proxy Statement/Prospectus — The Business Combination Agreement — Ownership of Pubco Following the Business Combination,” “Risk Factors — Risks Related to the Business Combination — The value of the CAEP Founder Shares following completion of the Business Combination is likely to be substantially higher than the nominal price paid for them, even if the trading price of Pubco Ordinary Shares at such time is substantially less than the negotiated price of $10.00 per share, which may create an economic incentive for the CAEP management team to pursue and consummate the Business Combination which differs from Public Shareholders” and “Risk Factors — Risks Related to the Business Combination — Public Shareholders who do not redeem their Public Shares will experience substantial and immediate dilution upon Closing of the Business Combination as a result of the CAEP Class B Ordinary Shares held by the Sponsor, since the value of the CAEP Class B Ordinary Shares is likely to be substantially higher than the nominal price paid for them, as well as a result of the issuance of Pubco Ordinary Shares in the Business Combination.”